Segment Information - Schedule of Geographic Regions (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Geographic Regions [Line Items]
Revenue	$ 101,060	$ 138,441	$ 323,915	$ 443,049
Satellites, property and other equipment	2,653,619		2,653,619		$ 2,277,143
Intangible assets	461,403		461,403		497,466
Other long-term assets	396,425		396,425		516,507
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	55,063	64,333	169,850	200,873
Satellites, property and other equipment	2,331,339		2,331,339		1,903,673
Intangible assets	445,897		445,897		477,221
Other long-term assets	370,461		370,461		516,507
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	28,942	50,815	99,750	167,974
Satellites, property and other equipment	12,916		12,916		14,964
Intangible assets	6,334		6,334		7,896
Other long-term assets	25,964		25,964
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	7,483	9,293	22,606	27,366
Intangible assets	8,720		8,720		8,817
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	7,225	8,077	21,906	24,079
Satellites, property and other equipment	4,477		4,477		7,427
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	2,347	$ 5,923	9,803	$ 22,757
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	303,509		303,509		349,619
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	1,378		1,378		1,460
Intangible assets	$ 452		$ 452		$ 3,532